Earnings/(Loss) per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings/(Loss) per Share

17. Earnings/(Loss) per Share

Under the two-class method, net income/(loss), if any, is first reduced by the amount of dividends declared in respect of common shares for the current period, if any, and the remaining earnings are allocated to common shares and participating securities to the extent that each security can share the earnings assuming all earnings for the period are distributed. The net income allocated to Class A and Series C shares was based on an as converted basis utilizing the two-class method.

Earnings/ (losses) are only allocated to participating securities in a period of net income/ (loss) if, based on the contractual terms, the relevant common shareholders have an obligation to participate in such earnings. No such obligation exists for Class B common shareholders as at December 31, 2019, as they have converted to Class A common shares on a one-for-one basis on January 2, 2019 (see note 15). As a result, earnings would only be allocated to the Class A common shareholders and Series C preferred shareholders.

At December 31, 2019, there were 1,359,375 shares of restricted stock units granted and unvested as part of management’s equity incentive plan. At December 31, 2018, there were no unvested awards under any of the Company’s incentive plans. As at December 31, 2017, there were 62,500 restricted stock units granted and unvested as part of management’s equity incentive plan. As of December 31, 2018, only Class A and B common shares and Series C preferred shares were participating securities.

Numerator:	December 31, 2019	December 31, 2018	December 31, 2017
Net income/(loss) attributable to common shareholders	$36,757	$(60,426)	$(77,328)
Undistributed (income)/ loss attributable to Series C participating preferred shares	(19,190)	12,110	—
Net income/(loss) available to common shareholders, basic and diluted	17,567	(48,316)	(77,328)

Net income/(loss) available to:
Class A, basic and diluted	17,567	(48,316)	(77,328)
Class B, basic and diluted	—	—	—

Denominator:
Class A Common shares
Basic weighted average number of common shares outstanding	$11,859,506	$6,514,390	$5,946,986
Weighted average number of RSUs without service conditions	—	—	50,000
Dilutive effect of share-based awards	—	—	5,996,986
Common share and common share equivalents, basic	11,859,506	6,514,390	5,996,986
Plus weighted average number of RSUs with service conditions	47,400	—	—
Common share and common share equivalents, dilutive	11,906,906	6,514,390	5,996,986

Class B Common shares
Basic weighted average number of common shares outstanding	—	925,745	925,745
Common shares, basic and diluted	$—	$925,745	$925,745

Basic earnings/(losses) per share:
Class A	1.48	(7.42)	(12.89)
Class B	—	—	—

Diluted earnings/ (losses) per share:
Class A	1.48	(7.42)	(12.89)
Class B	—	—	—

Series C Preferred Shares-basic and diluted earnings per share:
Undistributed income attributable to Series C participating preferred shares	19,190	(12,110)	—
Basic weighted average number of Series C Preferred shares outstanding, as converted	$12,955,187	$1,632,709	$—
Plus weighted average number of RSUs with service conditions	51,780	—	—
Dilutive weighted average number of Series C Preferred shares outstanding, as converted	13,006,967	1,632,709	—
Basic earnings / (loss) per share	1.48	(7.42)	—
Diluted earnings / (loss) per share	1.48	(7.42)	—